North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 34.2%
	CONSUMER DISCRETIONARY - 5.4%
	Hotels, Restaurants & Leisure - 1.4%
2,403	McDonald's Corp.	$588,182

	Household Durables - 1.4%
5,295	Garmin Ltd.[1]	584,780

	Multiline Retail - 1.2%
2,663	Target Corp.	531,987

	Specialty Retail - 1.4%
1,825	The Home Depot, Inc.	576,390

	TOTAL CONSUMER DISCRETIONARY	2,281,339

	CONSUMER STAPLES - 3.5%
	Food & Staples Retailing - 2.0%
4,523	Sysco Corp.	393,954
3,413	Walmart Inc.	461,301
		855,255
	Food Products - 0.6%
3,744	General Mills, Inc.	252,458

	Household Products - 0.9%
2,298	Procter & Gamble	358,235

	TOTAL CONSUMER STAPLES	1,465,948

	FINANCIALS - 5.0%
	Banks - 3.8%
19,787	Fifth Third Bancorp	946,610
10,791	Truist Financial Corp.	671,416
		1,618,026
	Insurance - 1.2%
8,647	Aflac, Inc.	528,245

	TOTAL FINANCIALS	2,146,271

	HEALTH CARE - 6.6%
	Health Care Equipment & Supplies - 1.3%
4,481	Abbott Laboratories	540,498

	Pharmaceuticals - 5.3%
4,207	Eli Lilly and Co.	1,051,540
2,097	Johnson & Johnson	345,103
5,288	Merck & Co., Inc.	404,955
10,369	Pfizer Inc.	486,721
		2,288,319
	TOTAL HEALTH CARE	2,828,817

	INDUSTRIALS - 4.6%
	Aerospace & Defense - 1.1%
1,910	L3Harris Technologies, Inc.	481,912

	Commercial Services & Supplies - 1.6%
4,719	Waste Management, Inc.	681,424

	Machinery - 1.0%
2,033	Illinois Tool Works Inc.	439,819

	Trading Companies & Distributors - 0.9%
756	W.W. Grainger, Inc.	360,657

	TOTAL INDUSTRIALS	1,963,812

	INFORMATION TECHNOLOGY - 6.8%
	Communications Equipment - 1.7%
12,699	Cisco Systems, Inc.	708,223

	Software - 2.2%
3,202	Microsoft Corp.	956,726

	Technology Hardware, Storage & Peripherals - 2.9%
7,416	Apple Inc.	1,224,530

	TOTAL INFORMATION TECHNOLOGY	2,889,479

	UTILITIES - 2.3%
	Electric Utilities - 1.9%
3,195	Eversource Energy	261,351
8,526	The Southern Co.	552,229
		813,580

	Multi-Utilities - 0.4%
2,211	Dominion Energy, Inc.	175,841

	TOTAL UTILITIES	989,421

	TOTAL COMMON STOCKS
	(Cost $6,022,833)	14,565,087

	EXCHANGE TRADED FUNDS (ETFs) - 56.6%
25,250	iShares® Broad USD High Yield Corporate Bond ETF	998,890
26,320	iShares® Core Dividend Growth ETF	1,379,957
38,500	iShares® MBS ETF	4,024,790
17,382	Schwab® US Dividend Equity ETF	1,340,152
200,900	SPDR® Portfolio Intermediate Term Corporate Bond ETF	7,045,563
65,900	SPDR® Portfolio Long-Term Corporate Bond ETF	1,900,556
133,700	SPDR® Portfolio Short-Term Corporate Bond ETF	4,081,861
65,100	VanEck Fallen Angel High Yield Bond ETF	2,011,590
8,734	Vanguard® Dividend Appreciation ETF	1,380,671
	TOTAL ETFs
	(Cost $22,671,694)	24,164,030

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 15.2%
	CALL OPTIONS - 7.3%
	S&P 500® Index
10	Expiration: March 2022, Exercise Price $4,650.00	$4,373,940	$275
10	Expiration: March 2022, Exercise Price $4,750.00	4,373,940	425
10	Expiration: March 2022, Exercise Price $4,550.00	4,373,940	20,250
10	Expiration: March 2022, Exercise Price $4,500.00	4,373,940	49,250
10	Expiration: June 2022, Exercise Price $4,600.00	4,373,940	93,750
10	Expiration: June 2022, Exercise Price $4,500.00	4,373,940	139,350
10	Expiration: September 2022, Exercise Price $4,750.00	4,373,940	95,450
10	Expiration: December 2022, Exercise Price $4,600.00	4,373,940	213,500
10	Expiration: December 2022, Exercise Price $2,400.00	4,373,940	1,972,200
10	Expiration: June 2023, Exercise Price $4,200.00	4,373,940	537,200
			3,121,650
	PUT OPTIONS - 7.9%
	S&P 500® Index
10	Expiration: March 2022, Exercise Price $4,300.00	4,373,940	32,500
10	Expiration: March 2022, Exercise Price $4,200.00	4,373,940	52,450
10	Expiration: March 2022, Exercise Price $4,150.00	4,373,940	55,950
10	Expiration: March 2022, Exercise Price $4,400.00	4,373,940	93,000
10	Expiration: March 2022, Exercise Price $4,350.00	4,373,940	93,600
10	Expiration: March 2022, Exercise Price $4,450.00	4,373,940	98,550
5	Expiration: December 2022, Exercise Price $4,225.00	2,186,970	148,625
10	Expiration: December 2022, Exercise Price $4,025.00	4,373,940	235,250
20	Expiration: December 2022, Exercise Price $4,000.00	8,747,880	456,700
10	Expiration: June 2023, Exercise Price $3,975.00	4,373,940	289,950
10	Expiration: June 2023, Exercise Price $4,025.00	4,373,940	305,100
10	Expiration: June 2023, Exercise Price $4,175.00	4,373,940	353,850
	SPDR® S&P 500® ETF Trust

50	Expiration: June 2023, Exercise Price $395.00	2,183,150	143,350
50	Expiration: June 2023, Exercise Price $400.00	2,183,150	150,900
100	Expiration: June 2023, Exercise Price $375.00	4,366,300	232,100
100	Expiration: June 2023, Exercise Price $385.00	4,366,300	258,200
100	Expiration: December 2023, Exercise Price $405.00	4,366,300	370,700
			3,370,775
	TOTAL PURCHASED OPTIONS
	(Cost $4,727,689)		6,492,425

	SHORT-TERM INVESTMENT - 1.9%
803,602	First American Treasury Obligations Fund - Class X, 0.01%[2]	803,602
	TOTAL SHORT-TERM INVESTMENT
	(Cost $803,602)	803,602

	TOTAL INVESTMENTS - 107.9%
	(Cost $34,225,818)	46,025,144
	Liabilities in Excess of Other Assets - (7.9)%	(3,361,303)
	TOTAL NET ASSETS - 100.0%	$42,663,841

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements

North Square Trilogy Alternative Return Fund
SCHEDULE OF OPTIONS WRITTEN
As of February 28, 2022 (Unaudited)

Contracts		Notional Amount	Value
	CALL OPTIONS
	S&P 500® Index
10	Expiration: March 2022, Exercise Price: $4,500.00	$4,373,940	$7,350
10	Expiration: March 2022, Exercise Price: $4,400.00	4,373,940	81,650
10	Expiration: March 2022, Exercise Price: $4,350.00	4,373,940	127,400
20	Expiration: April 2022, Exercise Price: $4,400.00	8,747,880	219,400
40	Expiration: April 2022, Exercise Price: $4,275.00	17,495,760	797,400
20	Expiration: June 2023, Exercise Price: $5,000.00	8,747,880	282,400
10	Expiration: December 2023, Exercise Price: $5,500.00	4,373,940	89,150
10	Expiration: December 2023, Exercise Price: $5,400.00	4,373,940	106,400
			1,711,150
	PUT OPTIONS
	S&P 500® Index
10	Expiration: March 2022, Exercise Price: $4,250.00	4,250,000	22,150
10	Expiration: March 2022, Exercise Price: $4,150.00	4,150,000	43,050
10	Expiration: March 2022, Exercise Price: $4,350.00	4,350,000	109,750
10	Expiration: March 2022, Exercise Price: $4,400.00	4,400,000	113,600
10	Expiration: March 2022, Exercise Price: $4,500.00	4,500,000	136,650
10	Expiration: March 2022, Exercise Price: $4,600.00	4,600,000	233,950
5	Expiration: December 2022, Exercise Price: $3,750.00	1,875,000	83,850
10	Expiration: December 2022, Exercise Price: $3,575.00	3,575,000	134,050
20	Expiration: December 2022, Exercise Price: $3,550.00	7,100,000	259,500
10	Expiration: June 2023, Exercise Price: $3,525.00	3,525,000	179,550
10	Expiration: June 2023, Exercise Price: $3,575.00	3,575,000	189,750
10	Expiration: June 2023, Exercise Price: $3,700.00	3,700,000	217,350
			1,723,200
	TOTAL WRITTEN OPTIONS
	(Premium received $3,327,442)		3,434,350

North Square Trilogy Alternative Return Fund
SUMMARY OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	6.8%
Health Care	6.6%
Consumer Discretionary	5.4%
Industrials	4.6%
Financials	5.0%
Consumer Staples	3.5%
Utilities	2.3%
Total Common Stocks	34.2%
ETFs	56.6%
Purchased Options
Call Options	7.3%
Put Options	7.9%
Total Purchased Options	15.2%
Short-Term Investment	1.9%
Total Investments	107.9%
Liabilities in Excess of Other Assets	(7.9)%
Total Net Assets	100.0%

North Square Trilogy Alternative Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$14,565,087	$-	$-	$14,565,087
ETFs	24,164,030	-	-	24,164,030
Purchased Options	-	6,492,425	-	6,492,425
Short-Term Investment	803,602	-	-	803,602
Total Investments	$39,532,719	$6,492,425	$-	$46,025,144
Written Options	$-	$3,434,350	$-	$3,434,350

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.